Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

NOTE 19. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following tables represent our quarterly financial results:

	2015 Calendar Quarter
	First[1]	Second[1]	Third	Fourth[2]	Annual
Total Operating Revenues	$32,576	$33,015	$39,091	$42,119	$146,801
Operating Income	5,557	5,773	5,923	7,532	24,785
Net Income	3,339	3,184	3,078	4,086	13,687
Net Income Attributable to AT&T	3,263	3,082	2,994	4,006	13,345
Basic Earnings Per Share
Attributable to AT&T3	$0.63	$0.59	$0.50	$0.65	$2.37
Diluted Earnings Per Share
Attributable to AT&T3	$0.63	$0.59	$0.50	$0.65	$2.37
Stock Price
High	$35.07	$36.45	$35.93	$34.99
Low	32.41	32.37	30.97	32.17
Close	32.65	35.52	32.58	34.41
[1]	Amounts have been adjusted for the voluntary change in accounting policy (Note 1).
[2]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12).
[3]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.

	2014 Calendar Quarter
	First[1]	Second[1]	Third[1]	Fourth[1,2]	Annual
Total Operating Revenues	$32,476	$32,575	$32,957	$34,439	$132,447
Operating Income (Loss)	6,335	5,739	5,607	(5,469)	12,212
Net Income (Loss)	3,770	3,697	3,187	(3,918)	6,736
Net Income (Loss) Attributable to AT&T	3,688	3,623	3,130	(3,999)	6,442
Basic Earnings (Loss) Per Share
Attributable to AT&T3	$0.71	$0.70	$0.60	$(0.77)	$1.24
Diluted Earnings (Loss) Per Share
Attributable to AT&T3	$0.70	$0.69	$0.60	$(0.77)	$1.24
Stock Price
High	$35.50	$36.86	$37.48	$36.16
Low	31.74	34.32	34.17	32.07
Close	35.07	35.36	35.24	33.59
[1]	Amounts have been adjusted for the voluntary change in accounting policy (Note 1).
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12) and asset abandonment charges (Note 6).
[3]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.